Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Benefit
The components of income tax benefit were as follows (in millions):

	Twelve Months Ended December 31,
	2022	2021	2020
Deferred income benefit:
Federal	$—	$(4)	$—
State	—	(1)	—
Total deferred income tax benefit	—	(5)	—
Income tax benefit	$—	$(5)	$—

Schedule of Effective Income Tax Rate Reconciliation
The reconciliations of the effective tax rate from the federal statutory rate were as follows:

	Twelve Months Ended December 31,
	2022	2021	2020
Federal statutory tax rate	21.0%	21.0%	21.0%
State income tax, net of federal tax benefit	—	0.1	—
Stock-based compensation	(0.2)	(0.4)	(1.5)
Research and development credits	1.5	2.5	3.5
Liability classified financial instruments	1.4	(0.7)	—
Goodwill impairment	(13.6)	—	—
Other	(0.1)	(0.1)	0.2
Change in valuation allowance	(10.0)	(21.8)	(23.2)
Effective tax rate	—%	0.6%	—%

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities were as follows (in millions):

	As of
	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating losses	$324	$244
Tax credits	83	45
Stock-based compensation	17	41
Capitalized R&D	130	—
Lease liability	29	31
Other	14	12
Deferred tax assets, gross	597	373
Valuation allowance	(542)	(331)
Deferred tax assets, net of valuation allowance	55	42
Deferred tax liabilities:
Depreciation and amortization	(27)	(7)
Right of use asset	(29)	(32)
Other	(3)	(7)
Deferred tax liabilities	(59)	(46)
Deferred tax liabilities, net	$(4)	$(4)

Schedule of Valuation Allowance
The components of changes in the valuation allowance were as follows (in millions):

	Twelve Months Ended December 31,
	2022	2021	2020
Valuation allowance at beginning of period	$331	$87	$31
Change in deferred tax asset positions	211	244	56
Valuation allowance at end of period	$542	$331	$87

Schedule of Unrecognized Tax Benefits Roll Forward
The components of changes in unrecognized tax benefits were as follows (in millions):

	Twelve Months Ended December 31,
	2022	2021	2020
Unrecognized tax benefits at beginning of period	$18	$5	$2
Increases related to tax positions taken during a prior year	1	1	—
Increases related to tax positions taken during the current year	8	12	3
Decreases related to tax positions taken during a prior year	(6)	—	—
Unrecognized tax benefits at end of period	$21	$18	$5